Interest Expense	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Interest Expense
10	INTEREST EXPENSE

	2021	2020	2019
	RMB	RMB	RMB
Interest on:
Bank loans	2,540	1,677	3,094
Other loans	8,092	14,342	15,476
Lease liabilities	5,419	6,297	7,476
Accretion expense (Note 3 3 )	4,696	5,107	5,525
Less: Amounts capitalized	(1,008)	(895)	(1,162)

	19,739	26,528	30,409

Amounts capitalized are borrowing costs that are attributable to the construction of qualifying assets. The average interest rate used to capitalize such general borrowing cost was 4.19% per annum for the year ended December 31, 2021 (2020: 4.23% per annum, 2019: 4.28% per annum).